Note 9 - Capital Stock and Reserve	6 Months Ended
Sep. 30, 2023
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
9.	CAPITAL STOCK AND RESERVE

a)	Authorized capital stock:

As at September 30, 2023, the authorized capital stock of the Company was:

1.	an unlimited number of common shares without par value; and
2.	all issued shares are fully paid.

b)	Issued capital stock:

During the period ended September 30, 2023, the Company:

1.

closed an underwritten public offering in the United States (the “Offering”). The Company sold 800,000 units, each consisting of one common share and one warrant to purchase one common share, at a public offering price of $6.77 (USD $5.00) per unit. The warrants are exercisable into common shares at a price of USD $6.25 for five years. As the warrants are denominated in a currency other than the functional currency, the Company recognized a derivative liability valued at $823,597 associated with the warrants. As at September 30, 2023, the Company revalued the derivative liability at $637,219 resulting in an unrealized gain on change in fair value of warrants of $186,378 through profit or loss for the period ended September 30, 2023. It was estimated using a Level 1 fair value measurement. The aggregate gross proceeds to the Company from the Offering were $5,418,400 (USD $4,000,000), before deducting underwriting discounts of $387,416 (USD $286,000) and offering expenses. The Company also issued 40,000 underwriter’s warrants (valued at $270,400). All securities issued are free from any resale restrictions under applicable Canadian and United States securities laws.

The common shares and unit warrants sold in the Offering began trading on the Nasdaq Capital Market under the symbols FMST and FMSTW, respectively, on August 22, 2023;

2.	issued 10,700 common shares at a value of $85,600 as part of the acquisition payments for the Lac Simard South option agreement (see Note 5);

3.	issued 13,072 common shares at a value of $100,000 as part of the acquisition payments for the Peg North option agreement (see Note 5);

4.	issued 6,128 common shares at a value of $39,526 as part of the acquisition payments for the Jean Lake option agreement (see Note 5); and

5.	issued 30,900 common shares at a value of $187,872 to a non-related consulting firm for services.

c)	Stock options:

The Company’s Stock Option plan allows for the Board to grant stock options to Executives Officers, Directors, employees and consultants up to 10% of the issued and outstanding common stock of the Company.

During the period ended September 30, 2023, the Company:

1.	granted 17,500 stock options to a consultant of the Company. The options are exercisable at $5.65 per option for three years with an estimated fair value of $60,200 and vest immediately;

2.

granted 40,000 stock options to directors and a consultant of the Company.; The options are exercisable at $6.60 per option for three years with an estimated fair value of $173,500 and vest immediately; and

3.	granted 85,000 stock options to officers of the Company. The options are exercisable at $6.60 per option for five years with an estimated fair value of $445,500 and vest immediately.

During the year ended March 31, 2023, the Company:

1.	granted 20,000 stock options to a consultant of the Company. The options are exercisable at $12.75 per option for three years with an estimated fair value of $198,300 and vest immediately.

2.	granted 8,000 stock options to a consultant of the Company. The options are exercisable at $13.75 per option for three years with an estimated fair value of $83,200 and vest immediately.

3.	granted 62,000 stock options to a consultant of the Company. The options are exercisable at $9.00 per option for three years with an estimated fair value of $395,600 and vest immediately.

4.	granted 31,000 stock options to a consultant of the Company. The options are exercisable at $9.50 per option for three years with an estimated fair value of $208,600 and vest immediately.

5.	had 121,000 stock options that expired or were forfeited, resulting in a reallocation of share-based reserves of $891,400 from reserves to deficit.

Stock option transactions for the period ended September 30, 2023 are summarized as follows:

Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Forfeited/ Expired	Balance September 30, 2023	Exercisable

March 1, 2024	$16.50	15,000	-	-	-	15,000	15,000
March 8, 2025	$15.50	4,000	-	-	-	4,000	4,000
September 2, 2025	$12.75	20,000	-	-	-	20,000	20,000
September 6, 2025	$13.75	8,000	-	-	-	8,000	8,000
November 20, 2025	$4.00	6,000	-	-	-	6,000	6,000
December 2, 2025	$9.00	62,000	-	-	-	62,000	62,000
December 13, 2025	$9.50	31,000	-	-	-	31,000	31,000
January 15, 2026	$7.25	35,300	-	-	-	35,300	35,300
August 25, 2026	$5.65	-	17,500	-	-	17,500	17,500
September 6, 2026	$6.60	-	40,000	-	-	40,000	40,000
November 1, 2026	$7.50	10,000	-	-	-	10,000	10,000
February 16, 2027	$17.50	20,000	-	-	-	20,000	20,000
September 6, 2028	$6.60	-	85,000	-	-	85,000	85,000
Total		211,300	-	-	-	353,800	353,800

Weighted average exercise price		$10.81	-	-	-	$9.14	$9.14

Weighted average remaining life (years)						2.84

	For the period ended September 30, 2023	For the year ended March 31, 2023

Fair value per option	$4.77	$6.00
Exercise price	$6.48	$11.00
Expected life (years)	4.20	3.00
Interest rate	4.17%	3.49%
Annualized volatility (based on historical volatility)	111%	118%
Dividend yield	0.00%	0.00%

Stock option transactions for the year ended March 31, 2023 are summarized as follows:

Expiry Date	Exercise Price	Balance March 31, 2022	Granted	Exercised	Forfeited/ Expired	Balance March 31, 2023	Exercisable
January 4, 2023	$14.25	105,000	-	-	(105,000)	-	-
March 1, 2024	$16.50	15,000	-	-	-	15,000	15,000
March 8, 2025	$15.50	4,000	-	-	-	4,000	4,000
September 2, 2025	$12.75	-	20,000	-	-	20,000	20,000
September 6, 2025	$13.75	-	8,000	-	-	8,000	8,000
November 20, 2025	$4.00	8,000	-	(2,000)	-	6,000	6,000
December 2, 2025	$9.00	-	62,000	-	-	62,000	62,000
December 13, 2025	$9.50	-	31,000	-	-	31,000	31,000
January 15, 2026	$7.25	41,300	-	(6,000)	-	35,300	35,300
October 21, 2026	$5.25	5,000	-	(5,000)	-	-	-
November 1, 2026	$7.50	10,000	-	-	-	10,000	10,000
December 3, 2026	$12.50	6,000	-	-	(6,000)	-	-
January 17, 2027	$20.50	10,000	-	-	(10,000)	-	-
February 16, 2027	$17.50	20,000	-	-	-	20,000	20,000
Total		224,300	121,000	(13,000)	(121,000)	211,300	211,300

Weighted average exercise price		$12.88	$10.06	$5.98	$14.67	$10.81	$10.81

Weighted average remaining life (years)						2.57

The fair value of stock options was calculated using the Black-Scholes option pricing model with the following weighted average assumptions.

d)	Performance Stock Options:

During the year ended March 31, 2022, the Company granted 15,000 performance-based stock options to a consultant of the Company. The options are exercisable at $14.25 per option for two years with an estimated fair value of $126,297 and will vest 100% when the closing share price is $25.00 or higher for three consecutive trading days. For the year ended March 31, 2022, the Company recorded $Nil as share-based compensation as the fair value will be recorded on a straight-line basis over the life of the performance-based stock option as it was issued on March 31, 2022. For the period ended September 30, 2023, the Company recorded $31,574 (2022 - $31,574) as share-based compensation.

Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Forfeited/ Expired	Balance September 30, 2023	Exercisable
March 31, 2024	$14.25	15,000	-	-	-	15,000	-
Total		15,000	-	-	-	15,000	-

Weighted average exercise price		$14.25	-	-	-	$14.25	-

Weighted average remaining life (years)						0.75

Expiry Date	Exercise Price	Balance March 31, 2022	Granted	Exercised	Forfeited/ Expired	Balance March 31, 2023	Exercisable
March 31, 2024	$14.25	15,000	-	-	-	15,000	-
Total		15,000	-	-	-	15,000	-

Weighted average exercise price		$14.25	-	-	-	$14.25	-

Weighted average remaining life (years)						1.25

e)	Warrants:

A continuity of the warrants granted is as follows:

Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Cancelled/ Expired	Balance September 30, 2023

December 2, 2023	$6.50	24,000	-	-	-	24,000
August 24, 2028	USD$6.25	-	800,000	-	-	800,000
Total		24,000	800,000	-	-	824,000
Weighted average exercise price		$6.50	USD$6.25	-	-	-
Weighted average remaining life (years)						4.77

A continuity of the warrants granted is as follows for the year ended March 31, 2023:

Expiry Date	Exercise Price	Balance March 31, 2022	Granted	Exercised	Cancelled/ Expired	Balance March 31, 2023

August 28, 2022	$3.75	53,778	-	(53,778)	-	-
August 28, 2022	$5.00	121,600	-	(121,600)	-	-
October 29, 2022	$12.50	36,166	-	(3,572)	(32,594)	-
December 15, 2022	$5.00	22,000	-	(10,000)	(12,000)	-
December 2, 2023	$6.50	47,800	-	(23,800)	-	24,000
Total		281,344	-	(212,750)	(44,594)	24,000
Weighted average exercise price		$5.98	-	$4.98	$10.48	$6.50
Weighted average remaining life (years)						0.67

f)	Agent warrants:

During the period ended September 30, 2023, the Company issued 40,000 underwriter warrants in connection with private placement financings are subject to cashless exercise. A continuity of the agent warrants granted is as follows:

Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Cancelled/ Expired	Balance September 30, 2023

July 19, 2024	$10.00	5,765	-	-	-	5,765
August 21, 2028	USD$6.25	-	40,000	-	-	40,000
Total		5,765	40,000	-	-	45,765

Weighted average exercise price		$10.00	USD$6.25	-	-	-

Weighted average remaining life (years)						5.70

During the year ended March 31, 2023, the Company issued 5,765 agent warrants in connection with private placement financings. A continuity of the agent warrants granted is as follows:

Expiry Date	Exercise Price	Balance March 31, 2022	Granted	Exercised	Cancelled/ Expired	Balance March 31, 2023

July 19, 2024	$10.00	-	5,765	-	-	5,765
Total		-	5,765	-	-	5,765

Weighted average exercise price		-	$10.00	-	-	$10.00

Weighted average remaining life (years)						1.30

The fair value of agent warrants was calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

For the period ended September 30, 2023

Fair value per agents warrant	$5.67
Exercise price	USD$6.25
Expected life (years)	5.00
Interest rate	4.14%
Annualized volatility (based on historical volatility)	113%